Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000021257
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class A
Trading Symbol	ICLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1],[2]
AssetsNet	$ 678,036,394
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021259
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class C
Trading Symbol	ICLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.25%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[3],[4]
AssetsNet	$ 678,036,394
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081832
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class I
Trading Symbol	TACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[5],[6]
AssetsNet	$ 678,036,394
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000035460
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class R
Trading Symbol	ICVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.71%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[7],[8]
AssetsNet	$ 678,036,394
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000236143
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Conservative Portfolio
Class Name	Class R3
Trading Symbol	TAAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$18	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[9],[10]
AssetsNet	$ 678,036,394
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$678,036,394
Number of Portfolio Holdings	37
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	58.8%
U.S. Equity Funds	26.3
International Equity Funds	10.1
International Fixed Income Funds	2.5
Repurchase Agreements	1.3
U.S. Mixed Allocation Funds	0.9
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	37.7%
Transamerica Bond, Class I2	12.2
Transamerica US Growth, Class I2	11.4
Transamerica Large Cap Value, Class I2	9.9
Transamerica International Equity, Class I2	4.0
Transamerica International Stock, Class I2	3.7
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Long Credit, Class I2	2.0
Transamerica Emerging Markets Debt, Class I2	1.9
Transamerica Bond, Class R6	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021271
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class A
Trading Symbol	IAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[11],[12]
AssetsNet	$ 1,308,072,386
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021273
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class C
Trading Symbol	IAALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.29%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%	[13],[14]
AssetsNet	$ 1,308,072,386
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081835
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class I
Trading Symbol	TAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[15],[16]
AssetsNet	$ 1,308,072,386
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000035461
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class R
Trading Symbol	IGWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.70%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[17],[18]
AssetsNet	$ 1,308,072,386
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000236144
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Growth Portfolio
Class Name	Class R3
Trading Symbol	TAAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$12	0.24%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[19],[20]
AssetsNet	$ 1,308,072,386
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,308,072,386
Number of Portfolio Holdings	22
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	68.8%
International Equity Funds	27.2
Repurchase Agreements	2.0
U.S. Mixed Allocation Funds	1.7
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	30.9%
Transamerica Large Cap Value, Class I2	27.0
Transamerica International Equity, Class I2	12.1
Transamerica International Stock, Class I2	10.8
Transamerica Sustainable Equity Income, Class I2	3.2
Transamerica International Focus, Class I2	2.4
Transamerica Capital Growth, Class I2	1.8
Transamerica Energy Infrastructure, Class I2	1.7
Transamerica Mid Cap Growth, Class I2	1.4
Transamerica Small Cap Value, Class I2	1.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021274
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class A
Trading Symbol	IMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[21],[22]
AssetsNet	$ 1,677,865,083
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021276
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class C
Trading Symbol	IMLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.27%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%	[23],[24]
AssetsNet	$ 1,677,865,083
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081836
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class I
Trading Symbol	TMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[25],[26]
AssetsNet	$ 1,677,865,083
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000035462
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class R
Trading Symbol	IMGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$36	0.70%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[27],[28]
AssetsNet	$ 1,677,865,083
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000236145
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Growth Portfolio
Class Name	Class R3
Trading Symbol	TAALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$15	0.30%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[29],[30]
AssetsNet	$ 1,677,865,083
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,677,865,083
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	51.4%
U.S. Fixed Income Funds	22.9
International Equity Funds	20.1
International Fixed Income Funds	2.4
Repurchase Agreements	1.9
U.S. Mixed Allocation Funds	1.3
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica US Growth, Class I2	22.5%
Transamerica Large Cap Value, Class I2	20.5
Transamerica Core Bond, Class I2	12.3
Transamerica International Stock, Class I2	7.9
Transamerica International Equity, Class I2	7.8
Transamerica Inflation Opportunities, Class I2	3.5
Transamerica Bond, Class I2	3.2
Transamerica Sustainable Equity Income, Class I2	2.6
Transamerica Emerging Markets Debt, Class I2	2.3
Transamerica Emerging Markets Equity, Class I2	2.2

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021277
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class A
Trading Symbol	IMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[31],[32]
AssetsNet	$ 1,111,868,723
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000021279
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class C
Trading Symbol	IMOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.28%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[33],[34]
AssetsNet	$ 1,111,868,723
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000081837
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class I
Trading Symbol	TMMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[35],[36]
AssetsNet	$ 1,111,868,723
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000035463
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class R
Trading Symbol	IMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$35	0.69%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[37],[38]
AssetsNet	$ 1,111,868,723
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000236146
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation - Moderate Portfolio
Class Name	Class R3
Trading Symbol	TAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$18	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[39],[40]
AssetsNet	$ 1,111,868,723
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,111,868,723
Number of Portfolio Holdings	30
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	43.3%
U.S. Equity Funds	37.2
International Equity Funds	14.5
International Fixed Income Funds	2.6
Repurchase Agreements	1.2
U.S. Mixed Allocation Funds	1.2
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I2	26.5%
Transamerica US Growth, Class I2	16.2
Transamerica Large Cap Value, Class I2	14.6
Transamerica Bond, Class I2	9.2
Transamerica International Stock, Class I2	5.8
Transamerica International Equity, Class I2	5.8
Transamerica Inflation Opportunities, Class I2	3.6
Transamerica Emerging Markets Debt, Class I2	2.6
Transamerica Long Credit, Class I2	1.9
Transamerica Sustainable Equity Income, Class I2	1.6

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171782
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Intermediate Horizon
Class Name	Class R
Trading Symbol	TAARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[41],[42]
AssetsNet	$ 42,550,843
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$42,550,843
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	46.6%
U.S. Equity Funds	40.3
International Equity Funds	12.9
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I3	22.1%
Transamerica Large Value Opportunities, Class I3	14.4
Transamerica Large Growth, Class I3	13.3
Transamerica International Equity, Class I3	12.9
Transamerica Inflation Opportunities, Class I3	10.9
Transamerica Short-Term Bond, Class I3	7.5
Transamerica High Yield Bond, Class I3	6.1
Transamerica Small Cap Value, Class I3	3.4
Transamerica Mid Cap Growth, Class I3	3.1
Transamerica Mid Cap Value Opportunities, Class I3	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171783
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Intermediate Horizon
Class Name	Class R4
Trading Symbol	TAAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[43],[44]
AssetsNet	$ 42,550,843
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$42,550,843
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	46.6%
U.S. Equity Funds	40.3
International Equity Funds	12.9
Money Market Funds	0.2
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I3	22.1%
Transamerica Large Value Opportunities, Class I3	14.4
Transamerica Large Growth, Class I3	13.3
Transamerica International Equity, Class I3	12.9
Transamerica Inflation Opportunities, Class I3	10.9
Transamerica Short-Term Bond, Class I3	7.5
Transamerica High Yield Bond, Class I3	6.1
Transamerica Small Cap Value, Class I3	3.4
Transamerica Mid Cap Growth, Class I3	3.1
Transamerica Mid Cap Value Opportunities, Class I3	3.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171786
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Long Horizon
Class Name	Class R
Trading Symbol	TALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[45],[46]
AssetsNet	$ 60,967,958
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$60,967,958
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	65.9%
International Equity Funds	24.8
U.S. Fixed Income Funds	9.2
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica International Equity, Class I3	24.8%
Transamerica Large Value Opportunities, Class I3	22.1
Transamerica Large Growth, Class I3	20.7
Transamerica Small Cap Value, Class I3	6.5
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Mid Cap Value Opportunities, Class I3	5.5
Transamerica Small Cap Growth, Class I3	5.4
Transamerica Core Bond, Class I3	3.7
Transamerica Inflation Opportunities, Class I3	3.0
Transamerica High Yield Bond, Class I3	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171787
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Long Horizon
Class Name	Class R4
Trading Symbol	TALFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$18	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[47],[48]
AssetsNet	$ 60,967,958
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$60,967,958
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	65.9%
International Equity Funds	24.8
U.S. Fixed Income Funds	9.2
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica International Equity, Class I3	24.8%
Transamerica Large Value Opportunities, Class I3	22.1
Transamerica Large Growth, Class I3	20.7
Transamerica Small Cap Value, Class I3	6.5
Transamerica Mid Cap Growth, Class I3	5.7
Transamerica Mid Cap Value Opportunities, Class I3	5.5
Transamerica Small Cap Growth, Class I3	5.4
Transamerica Core Bond, Class I3	3.7
Transamerica Inflation Opportunities, Class I3	3.0
Transamerica High Yield Bond, Class I3	1.9

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171788
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Short Horizon
Class Name	Class R
Trading Symbol	TSHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$30	0.60%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[49],[50]
AssetsNet	$ 6,210,318
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$6,210,318
Number of Portfolio Holdings	10
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.8
International Equity Funds	2.1
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I3	44.0%
Transamerica Short-Term Bond, Class I3	17.5
Transamerica Inflation Opportunities, Class I3	16.9
Transamerica High Yield Bond, Class I3	10.6
Transamerica Large Value Opportunities, Class I3	3.4
Transamerica Large Growth, Class I3	3.2
Transamerica International Equity, Class I3	2.1
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.1
Transamerica Government Money Market, Class I3, 3.29%	0.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171789
Shareholder Report [Line Items]
Fund Name	Transamerica Asset Allocation Short Horizon
Class Name	Class R4
Trading Symbol	TSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$17	0.35%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	Does not include expenses of the underlying investments in which the Fund invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[51],[52]
AssetsNet	$ 6,210,318
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$6,210,318
Number of Portfolio Holdings	10
Portfolio Turnover Rate	16%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	89.0%
U.S. Equity Funds	8.8
International Equity Funds	2.1
Money Market Funds	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.0)Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Core Bond, Class I3	44.0%
Transamerica Short-Term Bond, Class I3	17.5
Transamerica Inflation Opportunities, Class I3	16.9
Transamerica High Yield Bond, Class I3	10.6
Transamerica Large Value Opportunities, Class I3	3.4
Transamerica Large Growth, Class I3	3.2
Transamerica International Equity, Class I3	2.1
Transamerica Small Cap Value, Class I3	1.1
Transamerica Small Cap Growth, Class I3	1.1
Transamerica Government Money Market, Class I3, 3.29%	0.1

Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus

[1]	Annualized
[2]	Does not include expenses of the underlying investments in which the Fund invests.
[3]	Annualized
[4]	Does not include expenses of the underlying investments in which the Fund invests.
[5]	Annualized
[6]	Does not include expenses of the underlying investments in which the Fund invests.
[7]	Annualized
[8]	Does not include expenses of the underlying investments in which the Fund invests.
[9]	Annualized
[10]	Does not include expenses of the underlying investments in which the Fund invests.
[11]	Annualized
[12]	Does not include expenses of the underlying investments in which the Fund invests.
[13]	Annualized
[14]	Does not include expenses of the underlying investments in which the Fund invests.
[15]	Annualized
[16]	Does not include expenses of the underlying investments in which the Fund invests.
[17]	Annualized
[18]	Does not include expenses of the underlying investments in which the Fund invests.
[19]	Annualized
[20]	Does not include expenses of the underlying investments in which the Fund invests.
[21]	Annualized
[22]	Does not include expenses of the underlying investments in which the Fund invests.
[23]	Annualized
[24]	Does not include expenses of the underlying investments in which the Fund invests.
[25]	Annualized
[26]	Does not include expenses of the underlying investments in which the Fund invests.
[27]	Annualized
[28]	Does not include expenses of the underlying investments in which the Fund invests.
[29]	Annualized
[30]	Does not include expenses of the underlying investments in which the Fund invests.
[31]	Annualized
[32]	Does not include expenses of the underlying investments in which the Fund invests.
[33]	Annualized
[34]	Does not include expenses of the underlying investments in which the Fund invests.
[35]	Annualized
[36]	Does not include expenses of the underlying investments in which the Fund invests.
[37]	Annualized
[38]	Does not include expenses of the underlying investments in which the Fund invests.
[39]	Annualized
[40]	Does not include expenses of the underlying investments in which the Fund invests.
[41]	Annualized
[42]	Does not include expenses of the underlying investments in which the Fund invests.
[43]	Annualized
[44]	Does not include expenses of the underlying investments in which the Fund invests.
[45]	Annualized
[46]	Does not include expenses of the underlying investments in which the Fund invests.
[47]	Annualized
[48]	Does not include expenses of the underlying investments in which the Fund invests.
[49]	Annualized
[50]	Does not include expenses of the underlying investments in which the Fund invests.
[51]	Annualized
[52]	Does not include expenses of the underlying investments in which the Fund invests.